UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Emerging Markets Debt Opportunities Fund

Semiannual Report

January 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2018

Eaton Vance

Emerging Markets Debt Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Directors	28

Important Notices	29

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/03/2015	02/04/2013	6.46%	13.70%	—	3.65%
Class A with 4.75% Maximum Sales Charge	—	—	1.42	8.28	—	2.64
Class I at NAV	09/03/2015	02/04/2013	6.59	14.09	—	3.83
Class R6 at NAV	02/04/2013	02/04/2013	6.62	14.17	—	3.79
JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified	—	—	6.86%	17.72%	–0.82%	–0.89%
Blended Index	—	—	4.70	12.65	1.98	1.98

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6
Gross				1.50%	1.25%	1.20%
Net				1.15	0.90	0.85

Fund Profile

Asset Allocation (% of net assets)4

Foreign Currency Exposure (% of net assets)5

Egypt	9.5%	Uruguay	3.9%

Sri Lanka	9.1	India	3.8

Serbia	7.3	Peru	3.5

Dominican Republic	6.8	Indonesia	3.1

Russia	6.8	Ukraine	2.1

Nigeria	6.0	Uganda	1.1

Argentina	4.2	Other	1.4	*

Turkey	4.1	Euro	–7.8

Kazakhstan	4.0	Total Long	84.6

Georgia	4.0	Total Short	–7.8

Colombia	3.9	Total Net	76.8

*	Includes amounts each less than 1.0%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Endnotes and Additional Disclosures

[1]

JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. JPMorgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified is an unmanaged index of USD-denominated emerging market corporate bonds. The Blended Index consists of 50% JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified, 25% JPMorgan Emerging Market Bond Index (EMBI) Global Diversified and 25% JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at net asset value (NAV) do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A and Class I is linked to Class R6. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 – January 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,064.60	$5.98	**	1.15%
Class I	$1,000.00	$1,065.90	$4.69	**	0.90%
Class R6	$1,000.00	$1,066.20	$4.43	**	0.85%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.85	**	1.15%
Class I	$1,000.00	$1,020.70	$4.58	**	0.90%
Class R6	$1,000.00	$1,020.90	$4.33	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 54.2%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.6%
Albania Government Bond, 8.90%, 7/24/25	ALL	52,000	$546,260
Albania Government Bond, 8.93%, 4/23/25	ALL	4,735	49,864

Total Albania			$596,124

Argentina — 0.5%
Argentina POM Politica Monetaria, 27.778%, (ARPP7DRR), 6/21/20(1)	ARS	8,700	$483,700

Total Argentina			$483,700

Barbados — 1.6%
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	1,110	$836,662
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	116	97,300
Barbados Government International Bond, 7.25%, 12/15/21(2)	USD	684	601,920

Total Barbados			$1,535,882

Bosnia and Herzegovina — 0.4%
Republic of Srpska, 1.50%, 10/30/23	BAM	292	$173,041
Republic of Srpska, 1.50%, 6/9/25	BAM	78	45,624
Republic of Srpska, 1.50%, 9/25/26	BAM	379	217,771

Total Bosnia and Herzegovina			$436,436

Dominican Republic — 6.6%
Dominican Republic, 10.40%, 5/10/19(2)	DOP	151,200	$3,234,486
Dominican Republic, 15.00%, 4/5/19(2)	DOP	70,000	1,572,595
Dominican Republic, 16.00%, 7/10/20(2)	DOP	71,100	1,730,027

Total Dominican Republic			$6,537,108

El Salvador — 5.3%
Republic of El Salvador, 5.875%, 1/30/25(2)	USD	32	$32,240
Republic of El Salvador, 6.375%, 1/18/27(2)	USD	2,094	2,148,967
Republic of El Salvador, 7.375%, 12/1/19(2)	USD	1,900	2,002,125
Republic of El Salvador, 7.65%, 6/15/35(2)	USD	109	120,173
Republic of El Salvador, 7.75%, 1/24/23(2)	USD	61	67,361
Republic of El Salvador, 8.25%, 4/10/32(2)	USD	461	538,218
Republic of El Salvador, 8.625%, 2/28/29(2)	USD	245	289,100

Total El Salvador			$5,198,184

Security		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(2)	USD	270	$285,981

Total Ethiopia			$285,981

Fiji — 2.7%
Republic of Fiji, 6.625%, 10/2/20(2)	USD	2,649	$2,641,011

Total Fiji			$2,641,011

Georgia — 2.7%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	75	$29,932
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	321	128,915
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	966	430,364
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	1,746	781,151
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	1,270	512,123
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,689	778,903

Total Georgia			$2,661,388

India — 3.1%
India Government Bond, 6.79%, 5/15/27	INR	23,000	$342,557
India Government Bond, 7.88%, 3/19/30	INR	88,000	1,392,905
India Government Bond, 7.95%, 8/28/32	INR	86,000	1,368,411

Total India			$3,103,873

Indonesia — 3.6%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	920,000	$77,477
Indonesia Government Bond, 8.75%, 5/15/31	IDR	40,094,000	3,476,800

Total Indonesia			$3,554,277

Peru — 3.4%
Peru Government Bond, 6.35%, 8/12/28	PEN	2,758	$975,871
Peru Government Bond, 8.20%, 8/12/26	PEN	5,998	2,369,370

Total Peru			$3,345,241

Russia — 2.8%
Russia Government Bond, 7.70%, 3/23/33	RUB	150,000	$2,743,987

Total Russia			$2,743,987

Serbia — 8.2%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	227,010	$2,547,415
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	2,263,840
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	254,500	3,231,593

Total Serbia			$8,042,848

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Seychelles — 0.3%
Republic of Seychelles, 8.00%, 1/1/26(2)	USD	284	$299,234

Total Seychelles			$299,234

Sri Lanka — 8.8%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	57,000	$367,666
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	78,020	517,325
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	116,760	777,535
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	59,000	392,083
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	22,000	148,253
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	93,000	634,228
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	79,000	548,086
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	137,970	960,932
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	53,000	370,300
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	21,000	146,412
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	82,000	573,800
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	69,000	479,606
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	50,000	349,037
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	131,000	941,376
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	210,420	1,515,177

Total Sri Lanka			$8,721,816

Suriname — 1.4%
Republic of Suriname, 9.25%, 10/26/26(2)	USD	1,329	$1,408,740

Total Suriname			$1,408,740

Thailand — 1.6%
Thailand Government Bond, 1.25%, 3/12/28(2)(3)	THB	51,681	$1,616,231

Total Thailand			$1,616,231

Uruguay — 0.3%
Republic of Uruguay, 8.50%, 3/15/28(2)	UYU	7,458	$257,410

Total Uruguay			$257,410

Total Foreign Government Bonds (identified cost $50,840,344)			$53,469,471

Foreign Corporate Bonds — 4.8%

Security		Principal Amount (000’s omitted)	Value

Argentina — 1.8%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	19,880	$998,334
YPF SA, 27.125%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	990	882,456

Total Argentina			$1,880,790

Belarus — 0.6%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(2)	USD	500	$520,000

Total Belarus			$520,000

Bulgaria — 0.6%
Eurohold Bulgaria AD, 6.50%, 12/7/22(2)	EUR	500	$613,418

Total Bulgaria			$613,418

Georgia — 0.5%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	640	$256,962
Bank of Georgia JSC, 11.00%, 6/1/20(2)	GEL	500	202,376

Total Georgia			$459,338

Honduras — 0.4%
Inversiones Atlantida SA, 8.25%, 7/28/22(2)	USD	340	$351,900

Total Honduras			$351,900

India — 0.1%
Power Finance Corp., Ltd., 7.47%, 9/16/21	INR	4,000	$61,947
Power Finance Corp., Ltd., 7.75%, 3/22/27	INR	4,000	62,896

Total India			$124,843

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	2,720,000	$206,317

Total Indonesia			$206,317

Mexico — 0.6%
Cydsa SAB de CV, 6.25%, 10/4/27(2)	USD	500	$505,272
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	1,420	68,490
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	21,666

Total Mexico			$595,428

Total Foreign Corporate Bonds (identified cost $5,212,978)			$4,752,034

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 3.2%

Borrower	Principal Amount (000’s omitted)		Value

Barbados — 0.9%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(1)(5)	USD	880	$874,877

Total Barbados			$874,877

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.21%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(1)(5)	USD	178	$174,844

Total Ethiopia			$174,844

Kenya — 0.1%
Government of Kenya, Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(1)	USD	90	$90,000

Total Kenya			$90,000

Macedonia — 1.3%
Republic of Macedonia, Term Loan, 3.94%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(1)(6)	EUR	1,000	$1,280,544

Total Macedonia			$1,280,544

Tanzania — 0.7%
Government of the United Republic of Tanzania, Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(1)(5)	USD	725	$739,018

Total Tanzania			$739,018

Total Sovereign Loans (identified cost $2,935,701)			$3,159,283

Short-Term Investments — 35.8%

Foreign Government Securities — 28.5%

Security	Principal Amount (000’s omitted)		Value

Argentina — 2.8%
Banco Central Del Argentina, 0.00%, 2/21/18	ARS	25,225	$1,266,016
Banco Central Del Argentina, 0.00%, 3/21/18	ARS	2,950	145,265
Banco Central Del Argentina, 0.00%, 4/18/18	ARS	25,890	1,249,504

Total Argentina			$2,660,785

Security	Principal Amount (000’s omitted)		Value

Egypt — 10.0%
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	2,250	$127,532
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	2,000	112,527
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	1,875	105,627
Egypt Treasury Bill, 0.00%, 4/10/18	EGP	13,050	719,781
Egypt Treasury Bill, 0.00%, 4/17/18	EGP	7,625	419,205
Egypt Treasury Bill, 0.00%, 4/24/18	EGP	14,575	792,922
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	11,050	599,187
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	7,625	415,180
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	45,800	2,467,494
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	5,525	296,709
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	6,175	330,560
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	22,425	1,196,652
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	25,925	1,360,782
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	17,650	921,593

Total Egypt			$9,865,751

Georgia — 0.7%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	250	$100,180
Georgia Treasury Bill, 0.00%, 4/5/18	GEL	100	39,575
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	139	54,709
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	240	94,326
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	165	64,410
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	569	220,587
Georgia Treasury Bill, 0.00%, 12/6/18	GEL	410	154,691

Total Georgia			$728,478

Kazakhstan — 5.4%
National Bank of Kazakhstan Note, 0.00%, 2/14/18	KZT	156,000	$481,092
National Bank of Kazakhstan Note, 0.00%, 3/16/18	KZT	71,211	217,972
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	515,140	1,547,890
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	961,878	2,855,588
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	81,000	231,393

Total Kazakhstan			$5,333,935

Nigeria — 6.0%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	33,190	$90,460
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	97,110	262,448
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	215,930	582,137
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	165,950	446,314
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	199,900	534,559
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	694,870	1,830,889
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	45,485	118,747
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	80,110	208,489
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	29,130	75,600

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Nigeria (continued)
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	39,400	$101,969
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	90,971	233,477
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	9,430	24,135
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	49,500	125,385
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	47,130	119,051
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	81,039	204,549
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	49,552	124,727
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	40,519	101,786
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	23,154	57,843
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	91,733	227,906
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	173,655	418,704

Total Nigeria			$5,889,175

Uruguay — 3.6%
Banco Central Del Uruguay, 0.00%, 4/27/18	UYU	23,554	$812,642
Uruguay Treasury Bill, 0.00%, 3/28/18	UYU	36,916	1,283,602
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	20,403	709,802
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	1,538	52,534
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	1,887	63,973
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	963	32,141
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	18,403	605,152

Total Uruguay			$3,559,846

Total Foreign Government Securities (identified cost $28,054,897)			$28,037,970

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/1/18(7)		$1,000	$998,924
U.S. Treasury Bill, 0.00%, 5/24/18(7)		600	597,275

Total U.S. Treasury Obligations (identified cost $1,596,268)			$1,596,199

Other — 5.7%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.65%(8)	5,598,084	$5,598,644

Total Other (identified cost $5,597,932)		$5,598,644

Total Short-Term Investments (identified cost $35,249,097)		$35,232,813

Total Investments — 98.0% (identified cost $94,238,120)		$96,613,601

Less Unfunded Loan Commitments — (0.4)%		$(346,041)

Net Investments — 97.6% (identified cost $93,892,079)		$96,267,560

Other Assets, Less Liabilities — 2.4%		$2,359,610

Net Assets — 100.0%		$98,627,170

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $24,059,854 or 24.4% of the Fund’s net assets.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $68,490 or 0.1% of the Fund’s net assets.

(5)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(6)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018.

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,676,091	USD	1,995,432	Goldman Sachs International	2/1/18	$85,519	$—
EUR	800,995	USD	983,738	Goldman Sachs International	2/1/18	10,737	—
EUR	346,158	USD	428,543	Goldman Sachs International	2/1/18	1,229	—
EUR	2,477,086	USD	3,074,435	Goldman Sachs International	2/1/18	990	—
EUR	555,558	USD	689,530	Goldman Sachs International	2/1/18	222	—
EUR	384,129	USD	477,165	Goldman Sachs International	2/1/18	—	(250)
EUR	174,729	USD	216,865	Standard Chartered Bank	2/1/18	70	—
USD	429,634	EUR	346,158	Goldman Sachs International	2/1/18	—	(138)
USD	476,762	EUR	384,129	Goldman Sachs International	2/1/18	—	(154)
USD	994,155	EUR	800,995	Goldman Sachs International	2/1/18	—	(320)
USD	2,080,280	EUR	1,676,091	Goldman Sachs International	2/1/18	—	(670)
USD	656,947	EUR	555,558	Goldman Sachs International	2/1/18	—	(32,806)
USD	2,929,154	EUR	2,477,086	Goldman Sachs International	2/1/18	—	(146,271)
USD	207,718	EUR	174,729	Standard Chartered Bank	2/1/18	—	(9,217)
RUB	11,000,000	USD	185,717	Bank of America, N.A.	2/6/18	9,867	—
RUB	88,200,000	USD	1,437,887	Bank of America, N.A.	2/9/18	129,733	—
RUB	70,000,000	USD	1,191,692	ICBC Standard Bank plc	2/12/18	51,972	—
RUB	30,000,000	USD	509,165	Morgan Stanley & Co. International PLC	2/12/18	23,834	—
USD	2,724,169	RUB	154,869,000	Standard Chartered Bank	2/12/18	—	(27,332)
COP	293,330,000	USD	96,649	BNP Paribas	2/14/18	6,641	—
COP	293,330,000	USD	96,649	Standard Chartered Bank	2/14/18	6,641	—
USD	732,064	IDR	10,000,000,000	Goldman Sachs International	2/14/18	—	(15,060)
COP	1,461,870,000	USD	483,247	BNP Paribas	2/15/18	31,491	—
COP	1,067,440,000	USD	371,283	Bank of America, N.A.	2/16/18	4,550	—
ARS	24,000,000	USD	1,312,336	BNP Paribas	2/28/18	—	(106,003)
USD	549,602	ARS	10,000,000	BNP Paribas	2/28/18	46,963	—
USD	383,030	ARS	7,042,000	BNP Paribas	2/28/18	29,071	—
USD	378,461	ARS	6,958,000	BNP Paribas	2/28/18	28,725	—
TRY	5,109,000	USD	1,274,185	Goldman Sachs International	3/5/18	72,975	—
TRY	9,000,000	USD	2,274,972	Standard Chartered Bank	3/7/18	96,782	—
COP	6,924,900,000	USD	2,385,429	Standard Chartered Bank	3/12/18	48,980	—
COP	957,540,000	USD	329,845	Standard Chartered Bank	3/12/18	6,773	—
UGX	4,153,500,000	USD	1,120,146	ICBC Standard Bank plc	3/13/18	18,605	—
MXN	7,700,000	USD	392,304	Barclays Bank PLC	3/21/18	18,223	—
MXN	4,249,768	USD	219,632	Goldman Sachs International	3/21/18	6,946	—
INR	50,000,000	USD	779,666	UBS AG	3/26/18	1,004	—
USD	343,695	INR	22,036,000	Deutsche Bank AG	3/26/18	—	(362)
USD	623,199	THB	21,475,447	Deutsche Bank AG	3/26/18	—	(63,339)
USD	780,965	THB	26,936,272	Deutsche Bank AG	3/26/18	—	(80,148)
RUB	2,150,000	USD	37,335	Deutsche Bank AG	4/11/18	589	—
RUB	16,531,000	USD	286,922	Bank of America, N.A.	4/12/18	4,636	—
EUR	1,071,228	RSD	128,000,000	Deutsche Bank AG	4/24/18	2,461	—
TRY	716,199	USD	184,564	Standard Chartered Bank	4/24/18	1,544	—
USD	7,935,459	EUR	6,577,119	Standard Chartered Bank	5/24/18	—	(292,234)
USD	51,935	EUR	42,038	Standard Chartered Bank	6/12/18	—	(725)
USD	51,662	EUR	41,823	Standard Chartered Bank	6/12/18	—	(728)

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	450,395	EUR	364,400	Standard Chartered Bank	6/14/18	$—	$(6,144)
USD	492,317	EUR	398,318	Standard Chartered Bank	6/14/18	—	(6,716)
USD	617,995	EUR	500,000	Standard Chartered Bank	6/14/18	—	(8,430)
USD	482,405	EUR	384,129	Goldman Sachs International	7/12/18	175	—
USD	433,286	EUR	346,158	Goldman Sachs International	7/12/18	—	(1,275)
UAH	29,512,000	USD	1,015,904	Standard Chartered Bank	7/30/18	23,018	—
USD	1,482,397	KZT	480,000,000	Standard Chartered Bank	7/30/18	22,119	—
MAD	810,000	USD	84,375	BNP Paribas	1/22/19	—	(146)
MAD	811,000	USD	85,055	BNP Paribas	1/22/19	—	(722)
TRY	560,801	USD	134,549	Deutsche Bank AG	1/28/19	—	(209)
TRY	561,000	USD	134,565	Standard Chartered Bank	1/28/19	—	(177)
UAH	15,446,000	USD	507,925	Bank of America, N.A.	1/29/19	24,165	—
UAH	18,422,500	USD	628,754	Goldman Sachs International	1/30/19	5,791	—

						$823,041	$(799,576)

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
Euro-Bobl	3	Short	Mar-18	$(485,880)	$8,194
U.S. 5-Year Deliverable Interest Rate Swap	13	Short	Mar-18	(1,260,391)	19,857
U.S. 10-Year Deliverable Interest Rate Swap	2	Short	Mar-18	(190,375)	5,925

					$33,976

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	184,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03 (pays monthly	% )	8/23/19	$(130,887)
CME Group, Inc.	MXN	47,127	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70 (pays monthly	% )	1/24/20	(6,729)
CME Group, Inc.	MXN	149,188	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.68 (pays monthly	% )	1/24/20	(22,798)
CME Group, Inc.	MXN	34,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08 (pays monthly	% )	4/30/26	(200,915)
CME Group, Inc.	MXN	24,805	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.09 (pays monthly	% )	6/30/26	(148,134)
CME Group, Inc.	MXN	7,639	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.19 (pays monthly	% )	7/20/26	(43,603)
CME Group, Inc.	MXN	13,615	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.19 (pays monthly	% )	7/20/26	(77,483)

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	8,550	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46 (pays monthly	% )	9/24/26	$(41,676)
LCH. Clearnet	EUR	400	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00 (pays annually	% )(1)	3/21/23	4,330
LCH.Clearnet	USD	2,650	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75 (pays semi-annually	% )(1)	9/20/19	12,469
LCH.Clearnet	USD	1,916	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87 (pays semi-annually	% )	9/18/22	49,825
LCH.Clearnet	USD	440	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.07 (pays semi-annually	% )	10/20/22	7,505
LCH.Clearnet	USD	1,004	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.37 (pays semi-annually	% )	7/14/26	101,324
LCH.Clearnet	USD	350	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.54 (pays semi-annually	% )	10/7/26	30,316
LCH.Clearnet	USD	1,070	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11 (pays semi-annually	% )	9/5/27	49,368
LCH.Clearnet	USD	2,216	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18 (pays semi-annually	% )	9/19/27	91,243
LCH.Clearnet	USD	410	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.32 (pays semi-annually	% )	10/4/27	11,723

								$(314,122)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Depreciation
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63 (pays monthly	% )	3/19/24	$(8,375)
Bank of America, N.A.	THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.81 (pays semi-annually	% )	1/15/23	(17,893)

								$(26,268)

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation

Bahamas	Deutsche Bank AG	$600	1.00% (pays quarterly)(1)	6/20/22	1.66%	$(15,294)	$47,276	$31,982
Turkey	Goldman Sachs International	1,750	1.00% (pays quarterly)(1)	12/20/27	2.60	(215,387)	249,933	34,546

Total		$2,350				$(230,681)	$297,209	$66,528

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2018, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,350,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

ARPP7DRR	–	Argentina Central Bank 7-day Repo Reference Rate
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

ALL	–	Albanian Lek
ARS	–	Argentine Peso
BAM	–	Bosnia-Herzegovina Convertible Mark
COP	–	Colombian Peso
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GEL	–	Georgian Lari
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
PEN	–	Peruvian Sol
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
UAH	–	Ukrainian Hryvnia
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2018
Unaffiliated investments, at value (identified cost, $88,294,147)	$90,668,916
Affiliated investment, at value (identified cost, $5,597,932)	5,598,644
Cash	678,324
Deposits for derivatives collateral —
Financial futures contracts	39,469
Centrally cleared swap contracts	723,133
OTC derivatives	130,000
Foreign currency, at value (identified cost, $438,387)	438,467
Interest receivable	1,671,738
Dividends receivable from affiliated investment	14,028
Receivable for Fund shares sold	166,436
Receivable for variation margin on open financial futures contracts	1,712
Receivable for variation margin on open centrally cleared swap contracts	44,624
Receivable for open forward foreign currency exchange contracts	823,041
Receivable for open swap contracts	66,528
Tax reclaims receivable	20,550
Receivable from affiliate	35,922
Total assets	$101,121,532

Liabilities
Cash collateral due to broker	$130,000
Payable for investments purchased	899,147
Payable for Fund shares redeemed	73,495
Payable for open forward foreign currency exchange contracts	799,576
Payable for open swap contracts	26,268
Premium received on open non-centrally cleared swap contracts	297,209
Payable to affiliate:
Investment adviser and administration fee	52,588
Distribution and service fees	347
Accrued foreign capital gains taxes	54,133
Accrued expenses	161,599
Total liabilities	$2,494,362
Net Assets	$98,627,170

Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 10,194,973 shares issued and outstanding	$10,195
Additional paid-in capital	97,041,066
Accumulated distributions in excess of net investment income	(322,441)
Accumulated net realized loss	(201,416)
Net unrealized appreciation	2,099,766
Total	$98,627,170

Class A Shares
Net Assets	$1,926,977
Shares Outstanding	199,262
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares outstanding)	$9.67
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.15

Class I Shares
Net Assets	$20,024,727
Shares Outstanding	2,064,736
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares outstanding)	$9.70

Class R6 Shares
Net Assets	$76,675,466
Shares Outstanding	7,930,975
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares outstanding)	$9.67

On sales of $50,000 or more, the offering price of Class A shares is reduced.

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2018
Interest (net of foreign taxes, $96,646)	$3,457,178
Dividends from affiliated investment	43,269
Total investment income	$3,500,447

Expenses
Investment adviser and administration fee	$271,057
Distribution and service fees
Class A	1,281
Directors’ fees and expenses	2,125
Custodian fee	99,779
Transfer and dividend disbursing agent fees	5,681
Legal and accounting services	56,900
Printing and postage	6,306
Registration fees	25,894
Miscellaneous	13,518
Total expenses	$482,541
Deduct —
Allocation of expenses to affiliate	$123,597
Total expense reductions	$123,597

Net expenses	$358,944

Net investment income	$3,141,503

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$966,200
Investment transactions — affiliated investment	(610)
Financial futures contracts	(33,254)
Swap contracts	58,304
Foreign currency transactions	(128,188)
Forward foreign currency exchange contracts	(264,670)
Net realized gain	$597,782
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $20,203 in accrued foreign capital gains taxes)	$1,201,447
Investments — affiliated investment	712
Financial futures contracts	(2,231)
Swap contracts	(73,776)
Foreign currency	(1,721)
Forward foreign currency exchange contracts	463,083
Net change in unrealized appreciation (depreciation)	$1,587,514

Net realized and unrealized gain	$2,185,296

Net increase in net assets from operations	$5,326,799

14	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
From operations —
Net investment income	$3,141,503	$4,517,535
Net realized gain	597,782	3,305,250
Net change in unrealized appreciation (depreciation)	1,587,514	(1,529,271)
Net increase in net assets from operations	$5,326,799	$6,293,514
Distributions to shareholders —
From net investment income
Class A	$(47,146)	$(12,453)
Class I	(416,108)	(36,032)
Class R6	(3,096,600)	(5,617,516)
Total distributions to shareholders	$(3,559,854)	$(5,666,001)
Transactions in common shares —
Proceeds from sale of shares
Class A	$1,924,697	$295,438
Class I	19,285,346	1,012,850
Class R6	2,119,232	4,289,587
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	46,694	12,407
Class I	416,108	36,032
Class R6	2,802,725	4,405,618
Cost of shares redeemed
Class A	(389,535)	(23,852)
Class I	(889,618)	(42,881)
Class R6	(830,340)	(2,723,022)
Net increase in net assets from Fund share transactions	$24,485,309	$7,262,177

Net increase in net assets	$26,252,254	$7,889,690

Net Assets
At beginning of period	$72,374,916	$64,485,226
At end of period	$98,627,170	$72,374,916

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(322,441)	$95,910

15	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Financial Highlights

	Class A
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31, 2017		Period Ended July 31, 2016(1)
Net asset value — Beginning of period	$9.460		$9.400		$8.730

Income (Loss) From Operations
Net investment income(2)	$0.353		$0.608		$0.544
Net realized and unrealized gain	0.247		0.214		0.244

Total income from operations	$0.600		$0.822		$0.788

Less Distributions
From net investment income	$(0.390)		$(0.762)		$(0.118)

Total distributions	$(0.390)		$(0.762)		$(0.118)

Net asset value — End of period	$9.670		$9.460		$9.400

Total Return(3)(4)	6.46	%(5)	9.18%		9.16	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,927		$330		$45
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.15	%(6)	1.16	%(7)	1.15	%(6)
Net investment income	7.27	%(6)	6.46%		6.74	%(6)
Portfolio Turnover	28	%(5)	70%		85	%(8)

(1)	For the period from commencement of operations on September 3, 2015 to July 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.30%, 0.34% and 1.15% of average daily net assets for the six months ended January 31, 2018, the year ended July 31, 2017 and the period from commencement of operations on September 3, 2015 to July 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.01% for the year ended July 31, 2017.

(8)	For the year ended July 31, 2016.

16	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31, 2017		Period Ended July 31, 2016(1)
Net asset value — Beginning of period	$9.490		$9.420		$8.730

Income (Loss) From Operations
Net investment income(2)	$0.368		$0.649		$0.560
Net realized and unrealized gain	0.246		0.204		0.270

Total income from operations	$0.614		$0.853		$0.830

Less Distributions
From net investment income	$(0.404)		$(0.783)		$(0.140)

Total distributions	$(0.404)		$(0.783)		$(0.140)

Net asset value — End of period	$9.700		$9.490		$9.420

Total Return(3)(4)	6.59	%(5)	9.51%		9.67	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,025		$1,060		$34
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.90	%(6)	0.91	%(7)	0.90	%(6)
Net investment income	7.56	%(6)	6.90%		6.84	%(6)
Portfolio Turnover	28	%(5)	70%		85	%(8)

(1)	For the period from commencement of operations on September 3, 2015 to July 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.30%, 0.34% and 1.15% of average daily net assets for the six months ended January 31, 2018, the year ended July 31, 2017 and the period from commencement of operations on September 3, 2015 to July 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.01% for the year ended July 31, 2017.

(8)	For the year ended July 31, 2016.

17	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Financial Highlights — continued

	Class R6
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,						Period Ended July 31, 2013(1)
			2017		2016		2015	2014
Net asset value — Beginning of period	$9.460		$9.390		$9.060		$9.880	$9.610	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.363		$0.625		$0.591		$0.546	$0.452	$0.173
Net realized and unrealized gain (loss)	0.252		0.230		(0.119	)(3)	(1.005)	0.169	(0.563)

Total income (loss) from operations	$0.615		$0.855		$0.472		$(0.459)	$0.621	$(0.390)

Less Distributions
From net investment income	$(0.405)		$(0.785)		$(0.142)		$(0.361)	$(0.329)	$—
From net realized gain	—		—		—		—	(0.022)	—

Total distributions	$(0.405)		$(0.785)		$(0.142)		$(0.361)	$(0.351)	$—

Net asset value — End of period	$9.670		$9.460		$9.390		$9.060	$9.880	$9.610

Total Return(4)(5)	6.62	%(6)	9.57%		5.37%		(4.55)%	6.64%	(3.90	)%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,675		$70,985		$64,407		$48,141	$50,478	$14,518
Ratios (as a percentage of average daily net assets):
Expenses(5)(7)	0.85	%(8)	0.86	%(9)	0.85%		0.85%	0.85%	0.85	%(8)
Net investment income	7.50	%(8)	6.65%		6.68%		5.82%	4.66%	3.58	%(8)
Portfolio Turnover	28	%(6)	70%		85%		74%	90%	0	%(6)

(1)	For the period from commencement of operations on February 4, 2013 to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.30%, 0.34%, 0.49%, 0.43%, 1.01% and 2.16% of average daily net assets for the six months ended January 31, 2018, the years ended July 31, 2017, 2016, 2015 and 2014 and the period from commencement of operations on February 4, 2013 to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the year ended July 31, 2017.

18	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. Effective September 3, 2015, the Fund designated its existing shares as Class R6 and established two new classes of shares named Class A and Class I. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Directors of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

19

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At January 31, 2018, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Fund may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the

20

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

M  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 11. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Interim Financial Statements — The interim financial statements relating to January 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $421,929 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2017, $421,929 are long-term.

21

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$94,762,510

Gross unrealized appreciation	$3,681,878
Gross unrealized depreciation	(2,493,753)

Net unrealized appreciation	$1,188,125

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2018, the investment adviser and administration fee amounted to $271,057 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15%, 0.90% and 0.85% of the Fund’s average daily net assets for Class A, Class I and Class R6, respectively. This agreement may be changed or terminated after November 30, 2018. Pursuant to this agreement, EVM was allocated $123,597 of the Fund’s operating expenses for the six months ended January 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2018, EVM earned $267 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,139 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2018. EVD also received distribution and service fees from Class A shares (see Note 4).

Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. For the six months ended January 31, 2018, no significant amounts have been deferred. Certain officers and Directors of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2018 amounted to $1,281 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2018, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $17,362,444 and $18,366,541, respectively, for the six months ended January 31, 2018.

Included in sales are proceeds of $1,951,435 from the sale of securities by the Fund to investment companies advised by EVM or its affiliates that resulted in a net realized gain of $265,675. Such transactions were executed in accordance with affiliated transaction procedures approved by the Fund’s Directors.

22

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

7  Common Shares

The Corporation’s Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017

Sales	200,025	31,196
Issued to shareholders electing to receive payments of distributions in Fund shares	4,875	1,330
Redemptions	(40,481)	(2,480)

Net increase	164,419	30,046

Class I	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017

Sales	2,002,019	108,945
Issued to shareholders electing to receive payments of distributions in Fund shares	43,297	3,846
Redemptions	(92,339)	(4,593)

Net increase	1,952,977	108,198

Class R6	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017

Sales	220,749	461,541
Issued to shareholders electing to receive payments of distributions in Fund shares	292,805	473,661
Redemptions	(86,737)	(289,366)

Net increase	426,817	645,836

At January 31, 2018, Eaton Vance Short Duration Strategic Income Fund, an Eaton Vance collective investment trust and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 77.7% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2018 is included in the Portfolio of Investments. At January 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk:  The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

23

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

Interest Rate Risk:  The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, cross-currency swaps and non-deliverable bond forward contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $1,056,525. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $420,339 at January 31, 2018.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at January 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized appreciation*	$—	$—	$392,079	$392,079
Receivable for open forward foreign currency exchange contracts	—	823,041	—	823,041

Total Asset Derivatives	$—	$823,041	$392,079	$1,215,120

Derivatives not subject to master netting or similar agreements	$—	$—	$392,079	$392,079

Total Asset Derivatives subject to master netting or similar agreements	$—	$823,041	$—	$823,041

24

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

	Fair Value
	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized appreciation*	$—	$—	$(672,225)	$(672,225)
Payable for open forward foreign currency exchange contracts	—	(799,576)	—	(799,576)
Payable/Receivable for open swap contracts; Premium received on open non-centrally cleared swap contracts	(230,681)	—	(26,268)	(256,949)

Total Liability Derivatives	$(230,681)	$(799,576)	$(698,493)	$(1,728,750)

Derivatives not subject to master netting or similar agreements	$—	$—	$(672,225)	$(672,225)

Total Liability Derivatives subject to master netting or similar agreements	$(230,681)	$(799,576)	$(26,268)	$(1,056,525)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$172,951	$(26,268)	$(135,935)	$—	$10,748	$—
Barclays Bank PLC	18,223	—	—	—	18,223	—
BNP Paribas	142,891	(106,871)	—	(36,020)	—	130,000
Deutsche Bank AG	3,050	(3,050)	—	—	—	—
Goldman Sachs International	184,584	(184,584)	—	—	—	—
ICBC Standard Bank plc	70,577	—	—	—	70,577	—
Morgan Stanley & Co. International PLC	23,834	—	—	—	23,834	—
Standard Chartered Bank	205,927	(205,927)	—	—	—	—
UBS AG	1,004	—	—	—	1,004	—

	$823,041	$(526,700)	$(135,935)	$(36,020)	$124,386	$130,000

25

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(26,268)	$26,268	$—	$—	$—	$—
BNP Paribas	(106,871)	106,871	—	—	—	—
Deutsche Bank AG	(159,352)	3,050	117,873	—	(38,429)	—
Goldman Sachs International	(412,331)	184,584	227,747	—	—	—
Standard Chartered Bank	(351,703)	205,927	59,727	—	(86,049)	—

	$(1,056,525)	$526,700	$405,347	$—	$(124,478)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$130,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2018 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$(33,254)
Swap contracts	14,976	—	43,328

Forward foreign currency exchange contracts	—	(264,670)	—

Total	$14,976	$(264,670)	$10,074

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$(2,231)
Swap contracts	56,670	—	(130,446)

Forward foreign currency exchange contracts	—	463,083	—

Total	$56,670	$463,083	$(132,677)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$5,639,000	$35,897,000	$29,950,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated

26

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2018.

10  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$53,469,471	$—	$53,469,471
Foreign Corporate Bonds	—	4,752,034	—	4,752,034
Sovereign Loans (Less Unfunded Loan Commitments)	—	2,813,242	—	2,813,242
Short-Term Investments —
Foreign Government Securities	—	28,037,970	—	28,037,970
U.S. Treasury Obligations	—	1,596,199	—	1,596,199
Other	—	5,598,644	—	5,598,644

Total Investments	$—	$96,267,560	$—	$96,267,560

Forward Foreign Currency Exchange Contracts	$—	$823,041	$—	$823,041
Futures Contracts	33,976	—	—	33,976
Swap Contracts	—	358,103	—	358,103

Total	$33,976	$97,448,704	$—	$97,482,680

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(799,576)	$—	$(799,576)
Swap Contracts	—	(929,174)	—	(929,174)

Total	$—	$(1,728,750)	$—	$(1,728,750)

The Fund held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2018

Officers and Directors

Officers of Eaton Vance Emerging Markets Debt Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Directors of Eaton Vance Emerging Markets Debt Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Director

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14265    1.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018